INTERIM CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Net Income (Loss)	$ (905)	$ 4,132
Other comprehensive income:
Change in foreign currency translation	(87)	(133)
Cash Flow Hedge:
Unrealized gain (loss) from cash-flow hedges, net of taxes	429	282
Less: reclassification adjustment for net losses (gains) included in net income	26	(92)
Net change	455	190
Other comprehensive income:	368	57
Comprehensive Income (Loss)	$ (537)	$ 4,189